Borrowings - Credit Facilities 1 (Details) $ in Thousands	1 Months Ended	4 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended
	Jan. 27, 2017 USD ($)	Apr. 30, 2018 USD ($)	Oct. 26, 2010 USD ($)	Dec. 06, 2010 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Line Of Credit Facility [Line Items]
Amount drawn down					$ 69,512	$ 49,764	$ 0
Outstanding Amount					$ 1,216,400	1,077,687
Commerzbank AG, Alpha Bank AE, Credit Agricole Corporate and Investment Bank
Line Of Credit Facility [Line Items]
Line of credit facility issuance date					Apr. 07, 2010
Line of credit facility maximum borrowing capacity					$ 150,000
Outstanding Amount					$ 0	71,500
Number of loan tranches					6
Vessels financed					Two chemical tankers and four product tankers
Amount of each tranche					$ 25,000
Repayment installments					12
Repayment frequency					semi-annual
Amount repaid		$ 69,250
Repayment amount					$ 750
Balloon payment on the last repayment date					$ 16,000
Interest rate description					LIBOR plus 250 bps
Loan margin percentage					2.50%
Writte-off debt					$ 19
Commerzbank AG, Alpha Bank AE, Credit Agricole Corporate and Investment Bank | Balloon Instalment
Line Of Credit Facility [Line Items]
Amount repaid	$ 16,000
BNP Paribas S.A. and DVB Bank S.E.
Line Of Credit Facility [Line Items]
Line of credit facility issuance date					Apr. 08, 2010
Line of credit facility maximum borrowing capacity					$ 75,000
Outstanding Amount					$ 51,750	56,250
Number of loan tranches					3
Vessels financed					Three product tankers
Amount of each tranche					$ 25,000
Repayment installments					12
Repayment frequency					semi-annual
Repayment amount					$ 750
Balloon payment on the last repayment date					$ 16,000
Interest rate description					LIBOR plus 250 bps
Loan margin percentage					2.50%
Eurobank Ergasias S.A. $52,200
Line Of Credit Facility [Line Items]
Line of credit facility issuance date					Oct. 26, 2010
Line of credit facility maximum borrowing capacity					$ 52,200
Amount drawn down			$ 51,600
Outstanding Amount					$ 32,841	35,569
Number of loan tranches					2
Vessels financed					Two LR1 Product tankers
Interest rate description					LIBOR plus (i) 250 bps for the period prior to the delivery date in respect of the vessel being financed, and (ii) thereafter 275 bps
Eurobank Ergasias S.A. $52,200 | Prior to the delivery date
Line Of Credit Facility [Line Items]
Loan margin percentage					2.50%
Eurobank Ergasias S.A. $52,200 | After delivery date
Line Of Credit Facility [Line Items]
Loan margin percentage					2.75%
Eurobank Ergasias S.A. $52,200 | Tranche A
Line Of Credit Facility [Line Items]
Amount of each tranche					$ 26,100
Repayment installments					32
Repayment frequency					quarterly
Repayment amount					$ 345
Balloon payment on the last repayment date					15,060
Eurobank Ergasias S.A. $52,200 | Tranche B
Line Of Credit Facility [Line Items]
Amount of each tranche					$ 25,500
Repayment installments					32
Repayment frequency					quarterly
Repayment amount					$ 337
Balloon payment on the last repayment date					$ 14,716
Eurobank Ergasias S.A. $52,000
Line Of Credit Facility [Line Items]
Line of credit facility issuance date					Dec. 06, 2010
Line of credit facility maximum borrowing capacity					$ 52,000
Amount drawn down				$ 46,200
Outstanding Amount					$ 31,206	$ 33,654
Number of loan tranches					2
Vessels financed					Two LP1 product tankers
Amount of each tranche					$ 23,100
Repayment installments					32
Repayment frequency					quarterly
Repayment amount					$ 306
Balloon payment on the last repayment date					$ 13,308
Interest rate description					LIBOR plus 300 bps
Loan margin percentage					3.00%